Financial Results - Summary of Financial Income and Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Results [Line Items]
Finance cost	$ 1,088,631	$ 1,071,759	$ 869,535
Bank costs	53,458	56,188	106,079
Other finance cost	139,392	110,675	53,186
Other income	92,077	90,277	101,975
Enel Finance International NV (*) [Member]
Disclosure Of Financial Results [Line Items]
Other finance cost	127,976	43,874	0
Porfolio [Member]
Disclosure Of Financial Results [Line Items]
Finance cost	5,950	23,471	35,246
Enel Generación Fortaleza S.A. [Member]
Disclosure Of Financial Results [Line Items]
Financial income from tax receivable	14,330	0	0
Brazilian Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Financial income from regulatory assets	48,228	28,579	1,614
Argentinian Generation Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Financial income from VOSA accounts receivable	80,738	12,894	10,404
Board Of Subsidiaries [Member] | Enel Distribución Sao Paulo And Enel Cien S.A. And Enel Distribuciòn Goias [Member]
Disclosure Of Financial Results [Line Items]
Legal Claims	54,002	61,187	44,440
Board Of Subsidiaries [Member] | Edesur
Disclosure Of Financial Results [Line Items]
Finance cost	56,225	61,454	115,826
CAMMESA [Member]
Disclosure Of Financial Results [Line Items]
Interest expense	$ 91,864	$ 111,680	$ 120,898